Other Income (Tables)	12 Months Ended
Dec. 31, 2018
Other income [abstract]
Schedule of other income
	31/12/2016	31/12/2017	31/12/2018
	US$'000	US$'000	US$'000
Maintenance income	9	9	9
Forfeiture of customer deposit	151	—	50
Others	390	406	617
	550	415	676